Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor
Cash flows from operating activities:
Net income (loss) attributable to equity holder	$ 14,627	$ (18,611)	$ (27,898)	$ 23,002
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	52,224	50,907	2,902	35,405
Amortization of deferred financing costs and debt issuance costs	2,993	2,592	303	3,209
Gain on sale of property, plant and equipment	(475)			(300)
Asset impairments	2,236
Fair value step up of acquired inventory sold		16,376
Debt commitment fees		5,945
Non-cash interest expense on Senior PIK Notes				31,150
Loss on early extinguishment of debt			24,153	8,687
Antitrust litigation settlement accrual		7,750
Trademark impairment loss		3,800
Deferred income taxes	13,111	(2,554)	(18,243)	(1,870)
Non-cash stock-based compensation expense			15,082	443
Excess tax benefits from shared-based payments			(2,661)
Other non-cash items, net	(1,716)	203	4	3,017
Changes in operating assets and liabilities:
Accounts receivable	29,929	8,299	7,270	(11,742)
Inventories	(16,626)	(9,778)	(3,707)	(13,692)
Other current assets	(11,631)	(109)	1,323	6,931
Accounts payable	9,376	18,747	(11,082)	5,626
Accrued expenses and other current liabilities	(15,693)	(14,871)	4,714	22,187
Other assets	(1,890)	9,735	419	672
Related party receivable, net	(9,627)	(10,211)
Other long-term liabilities	(14,996)	(12,558)	(568)	315
Net cash provided by (used in) operating activities	51,842	55,662	(9,341)	113,340
Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired		(185,268)
Acquisition of Honeywell Automotive Parts Services (Shanghai) Co., Ltd. assets		(1,500)
Capital expenditures	(36,786)	(24,675)	(1,571)	(21,298)
Proceeds from sale of property, plant and equipment	1,968	176		437
Proceeds from sale of joint venture interest (net of transaction costs and cash sold)				272
Decrease (increase) in restricted cash		16,290		(6,890)
Net cash used in investing activities	(34,818)		(1,571)	(27,479)
Cash flows from financing activities:
Issuances of borrowings	500	3,147		11,917
Debt repayments	(6,552)	(3,956)	(2,633)	(13,439)
Payment of deferred financing costs		(20,259)	(920)	(9,893)
Payment of debt commitment fees		(5,945)
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)		298,500
Issuance of Senior Notes		400,000
Repayment of 2010 Credit Facility		(423,938)
Redemption of Senior PIK Notes, including call premium and redemption period interest		(360,115)
Proceeds of 2010 Credit Facility (net of original issue discount of $5,375)				419,625
Repayment of 2006 Credit Facility				(190,000)
Redemption of Previously Outstanding Subordinated Notes, including call premium and redemption period interest				(235,512)
Equity contribution	38	320,000
Proceeds from exercise of stock options			1,077	2
Excess tax benefits from shared-based payments			2,661
Net cash provided by (used in) financing activities	(6,014)	207,434	185	(17,300)
Effect of exchange rate changes on cash	210	(422)	127	(173)
Net increase (decrease) in cash and cash equivalents	11,220	67,697	(10,600)	68,388
Cash and cash equivalents at beginning of period	67,697		200,330	131,942
Cash and cash equivalents at end of period	$ 78,917	$ 67,697	$ 189,730	$ 200,330